Lease Liabilities (Details) - Schedule of Maturity Analysis - Contractual Undiscounted Cash Flows	Dec. 31, 2023 USD ($)
Schedule of Maturity Analysis - Contractual Undiscounted Cash Flows [Line Items]
Total undiscounted lease obligations	$ 521,635
Less than One Year [Member]
Schedule of Maturity Analysis - Contractual Undiscounted Cash Flows [Line Items]
Less than one year	151,286
One to Five Years [Member]
Schedule of Maturity Analysis - Contractual Undiscounted Cash Flows [Line Items]
One to five years	$ 370,349